UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NFC Investments, LLC

Address:   5101 Wheelis Drive, Suite 207
           Memphis, TN 38117


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William V. Thompson, III
Title:  Executive Vice President and Chief Compliance Officer
Phone:  (901) 767-5576

Signature,  Place,  and  Date  of  Signing:

/s/ William V. Thompson, III       Memphis, TN                        2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      104,051
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   COM UNITS LP     01861G100    4,425    91,936 SH       SOLE       NONE      28,300      0    63,636
AMERICAN ORIENTAL BIO     COM              28731107     3,482 1,451,007 SH       SOLE       NONE     447,309      0 1,003,698
ANNALY CAP MGMT INC       COM              35710409     6,315   352,404 SH       SOLE       NONE      96,144      0   256,260
AOXING PHARMACEUTICAL CO  COM              03740A106      343   955,720 SH       SOLE       NONE     113,099      0   842,621
BALDWIN & LYONS INC       CL B             57755209       282    12,000 SH       SOLE       NONE           -      0    12,000
BERKSHIRE HATHAWAY INC    CL B             84670702       481     6,000 SH       SOLE       NONE           -      0      6000
CAPITAL ONE FINL CORP     COM              14040H105    4,866   114,322 SH       SOLE       NONE      46,092      0    68,230
CAPITAL ONE FINL CORP     W EXP 11/14/2018 14040H139    1,075    67,335 SH       SOLE       NONE      20,650      0    46,685
CAPITOL FED FINL          COM              14057C106      238    20,000 SH       SOLE       NONE      20,000      0         0
CASH STORE FINL SVCS INC  COM              14756F103    7,243   466,970 SH       SOLE       NONE     209,750      0   257,220
CENTRAL SECS CORP         COM              155123102    1,329    60,490 SH       SOLE       NONE       2,732      0    57,758
CHIMERA INVT CORP         COM              16934Q109    3,463   842,600 SH       SOLE       NONE     218,500      0   624,100
COCA COLA CO              COM              191216100    1,056    16,057 SH       SOLE       NONE         125      0    15,932
CORRECTIONS CORP AMER     COM              22025Y407    3,387   135,150 SH       SOLE       NONE      30,500      0   104,650
DIRECTV                   COM CL A         25490A101    2,873    71,950 SH       SOLE       NONE      24,000      0    47,950
FIRST HORIZON NATL CORP   COM              320517105    1,214   103,072 SH       SOLE       NONE           -      0   103,072
GALLAGHER ARTHUR J & CO   COM              363576109      352    12,100 SH       SOLE       NONE           -      0    12,100
INFINITY PPTY & CAS CORP  COM              45665Q103    7,113   115,100 SH       SOLE       NONE      33,300      0    81,800
INTERVEST BANCSHARES CORP CL A             460927106    2,366   807,380 SH       SOLE       NONE     309,900      0   497,480
JOHNSON & JOHNSON         COM              478160104      233     3,775 SH       SOLE       NONE           -      0     3,775
MEDIFAST INC              COM              58470H101    6,588   228,103 SH       SOLE       NONE      72,795      0   155,308
NVR INC                   COM              62944T105    2,402     3,476 SH       SOLE       NONE       1,003      0     2,473
NATIONAL INTERSTATE CORP  COM              63654U100    3,260   152,252 SH       SOLE       NONE      43,000      0   109,252
OLD REP INTL CORP         COM              680223104    3,650   267,798 SH       SOLE       NONE      75,548      0   192,250
POTLATCH CORP             COM              737630103      610    18,750 SH       SOLE       NONE           -      0    18,750
REGIONS FINANCIAL CORP    COM              7591EP100      138    19,785 SH       SOLE       NONE           -      0    19,785
RENT A CTR INC            COM              76009N100    8,699   269,475 SH       SOLE       NONE      83,125      0   186,350
RESEARCH IN MOTION LTD    COM              760975102   11,640   200,240 SH       SOLE       NONE      62,150      0   138,090
STARWOOD PPTY TR INC      COM              85571B105    7,293   339,521 SH       SOLE       NONE      94,241      0   245,280
SYNOVUS FINL CORP         COM              87161C105    1,223   463,400 SH       SOLE       NONE     157,700      0   305,700
U STORE IT TR             COM              91274F104      105    11,000 SH       SOLE       NONE           -      0    11,000
WALGREEN CO               COM              931422109      732    18,800 SH       SOLE       NONE           -      0    18,800
WALTER ENERGY INC         COM              93317Q105    5,229    40,900 SH       SOLE       NONE      13,150      0    27,750
WALTER INVT MGMT CORP     COM              93317W102      346    19,303 SH       SOLE       NONE      11,427      0     7,876
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